Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

2.	BASIS OF PRESENTATION
These consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.
The policies set out in the Significant Accounting Policies section have been applied in preparing the consolidated financial statements for the years ended December 31, 2025 and 2024.